Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 72.1%			
Brazil 8.5%			
Companhia de Bebidas das Americas (AmBev)	Beverages	310,706	$ 9,773,247
Gafisa SA	Household Durables	1,768,592	2,316,490
Itau Unibanco Holding SA, ADR	Commercial Banks	1,559,725	21,711,372
MRV Engenharia e Participacoes SA	Household Durables	867,082	3,994,377
			37,795,486
Chile 0.5%			
Antofagasta PLC	Metals & Mining	139,400	2,377,338
China 29.5%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,990,000	5,386,628
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	1,566,000	944,675
Beijing Capital Land Ltd., H	Real Estate Management & Development	10,270,000	3,031,451
China Construction Bank Corp., H	Commercial Banks	17,502,000	11,934,053
China Merchants Bank Co. Ltd., H	Commercial Banks	6,121,500	11,441,171
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	15,324,000	13,589,554
China Vanke Co. Ltd., B	Real Estate Management & Development	473,054	619,511
CNOOC Ltd.	Oil, Gas & Consumable Fuels	9,195,000	18,252,278
[a,b] Fook Woo Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	648,788
Industrial and Commercial Bank of China Ltd., H	Commercial Banks	11,943,000	6,604,126
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,353,989	7,636,498
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	19,116,000	24,516,853
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	3,090,000	3,218,211
Soho China Ltd.	Real Estate Management & Development	10,388,149	7,926,921
Tencent Holdings Ltd.	Internet Software & Services	83,719	2,438,805
Travelsky Technology Ltd., H	IT Services	6,295,000	3,237,526
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	6,068,581	9,371,057
			130,798,106
Hong Kong 3.2%			
Giordano International Ltd.	Specialty Retail	5,142,225	3,625,626
I.T Ltd.	Specialty Retail	6,256,000	2,701,383
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,860,784	5,936,843
Sa Sa International Holdings Ltd.	Specialty Retail	2,756,000	1,719,370
			13,983,222
India 14.2%			
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	35,649	502,368
Federal Bank Ltd.	Commercial Banks	329,649	2,662,550
Grasim Industries Ltd.	Construction Materials	243,700	11,622,396
Hindalco Industries Ltd.	Metals & Mining	1,007,742	2,176,694
Infosys Ltd.	IT Services	301,100	13,574,451
Maharashtra Seamless Ltd.	Metals & Mining	1,200,544	7,225,757
MindTree Ltd.	IT Services	383,404	4,457,736
Peninsula Land Ltd.	Real Estate Management & Development	2,415,084	1,559,733
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	860,200	11,427,751
Tata Chemicals Ltd.	Chemicals	738,161	4,132,292
Tata Consultancy Services Ltd.	IT Services	149,201	3,433,827
			62,775,555
Russia 16.2%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	2,570,046	24,415,437
[c] LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	4,668,660
[c] LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	115,400	6,424,895
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	372,506	6,191,050
OAO TMK, GDR	Energy Equipment & Services	679,267	8,103,655
Raspadskaya	Metals & Mining	877,715	2,023,120
Sberbank of Russia	Commercial Banks	4,779,160	12,744,918

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the value of this security was $648,788, representing 0.15% of net assets.
cAt June 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the value of this security was
$7,404,299, representing 1.67% of net assets.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

		Principal Amount*		
Corporate Bonds and Notes 5.9%				
Kazakhstan 0.6%				
[b]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	Commercial Banks	165,000		164,928
Mexico 1.6%				
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	255,000		228,863
[b]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	Household Durables	200,000		206,898
				435,761
Russia 1.2%				
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A, 7.875%, 9/25/17	Commercial Banks	155,000		156,782
[b]Gaz Capital SA (OJSC Gazprom), loan participation, senior bond, 144A, 8.146%, 4/11/18	Oil, Gas & Consumable Fuels	150,000		179,062
				335,844
South Africa 0.6%				
[b]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	Specialty Retail	135,000	EUR	158,789
Ukraine 0.5%				
[b]Metinvest BV, 144A, 10.25%, 5/20/15	Metals & Mining	145,000		142,463
United Arab Emirates 0.7%				
[b]Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	Electric Utilities	180,000		196,954
Venezuela 0.7%				
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	Oil, Gas & Consumable Fuels	220,000		189,624
Total Corporate Bonds and Notes (Cost $1,473,128)				1,624,363
Foreign Government and Agency Securities 21.0%				
Brazil 2.1%				
Nota Do Tesouro Nacional,				
10.00%, 1/01/14		200[d]	BRL	102,272
[e]Index Linked, 6.00%, 5/15/15		300[d]	BRL	343,548
[e]Index Linked, 6.00%, 5/15/45		100[d]	BRL	131,349
				577,169
Ghana 1.4%				
Government of Ghana,				
14.99%, 3/11/13		450,000	GHS	222,931
14.99%, 2/23/15		150,000	GHS	65,984
24.00%, 5/25/15		180,000	GHS	95,447
				384,362
Hungary 2.2%				
Government of Hungary,				
B, 6.75%, 2/24/17		30,000,000	HUF	128,417
D, 6.75%, 8/22/14		30,500,000	HUF	133,800
senior note, 4.375%, 7/04/17		40,000	EUR	44,879
senior note, 5.75%, 6/11/18		10,000	EUR	11,682
senior note, 6.375%, 3/29/21		290,000		285,650
				604,428
Indonesia 2.4%				
Government of Indonesia,				
FR20, 14.275%, 12/15/13		530,000,000	IDR	63,949
FR34, 12.80%, 6/15/21		1,720,000,000	IDR	266,401
FR49, 9.00%, 9/15/13		2,950,000,000	IDR	329,977
				660,327
Latvia 0.8%				
[b]Government of Latvia, 144A, 5.25%, 2/22/17		200,000		207,100
Malaysia 0.6%				
Government of Malaysia, senior bond, 3.702%, 2/25/13		560,000	MYR	177,447

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Mexico 2.4%		
Government of Mexico,		
8.00%, 12/19/13	54,500[f] MXN	428,356
9.50%, 12/18/14	28,000[f] MXN	233,535
		661,891
Poland 1.9%		
Government of Poland,		
5.00%, 10/24/13	610,000 PLN	184,009
Strip, 1/25/13	1,170,000 PLN	342,249
		526,258
Romania 0.3%		
[d]Government of Romania, senior note, Reg S, 5.25%, 6/17/16	55,000 EUR	71,019
Serbia 0.7%		
[b]Government of Serbia, 144A, 7.25%, 9/28/21	200,000	206,250
South Korea 2.1%		
Korea Treasury Bond, senior bond, 3.00%, 12/10/13	655,000,000 KRW	571,480
Sri Lanka 0.9%		
Government of Sri Lanka,		
A, 7.00%, 3/01/14	13,000,000 LKR	88,777
[b]senior note, 144A, 6.25%, 10/04/20	165,000	169,125
		257,902
Ukraine 1.2%		
[b]Government of Ukraine, 144A, 7.75%, 9/23/20	360,000	326,925
Uruguay 0.8%		
[e]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	4,609,714 UYU	233,509
Venezuela 0.6%		
Government of Venezuela, 10.75%, 9/19/13	170,000	175,347
Vietnam 0.6%		
[b]Government of Vietnam, 144A, 6.75%, 1/29/20	150,000	160,500
Total Foreign Government and Agency Securities (Cost $5,912,824)		5,801,914
Total Investments before Short Term Investments (Cost $24,183,408)		25,221,877
Short Term Investments 7.5%		
Foreign Government and Agency Securities 4.7%		
Malaysia 1.3%		
Government of Malaysia, senior bond, 2.509%, 8/27/12	1,185,000 MYR	373,478
Nigeria 2.9%		
[h]Nigeria Treasury Bills,		
2/21/13	116,000,000 NGN	645,644
4/25/13 - 5/09/13	26,940,000 NGN	145,782
		791,426
Uruguay 0.5%		
[h]Uruguay Treasury Bill, 3/22/13	3,360,000 UYU	146,208
Total Foreign Government and Agency Securities (Cost $1,359,463)		1,311,112
Total Investments before Money Market Funds (Cost $25,542,871)		26,532,989
	Shares	
Money Market Funds (Cost $769,828) 2.8%		
United States 2.8%		
[g,i]Institutional Fiduciary Trust Money Market Portfolio	769,828	769,828

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Total Investments (Cost $26,312,699) 98.8%		27,302,817
Other Assets, less Liabilities 1.2%		331,215
Net Assets 100.0%	$	27,634,032

At June 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Ghana Cedi	BZWS	Buy	16,272	$ 8,000	10/05/12	$ -	$ (48)
Philippine Peso	JPHQ	Buy	11,245,000	260,000	10/12/12	6,101	-
Euro	DBAB	Sell	623,000	848,588	10/15/12	59,217	-
Indian Rupee	JPHQ	Buy	12,595,000	250,000	10/15/12	-	(27,779)
Chilean Peso	DBAB	Buy	136,162,000	260,000	10/16/12	7,935	-
Euro	DBAB	Sell	137,000	183,662	12/10/12	9,945	-
Euro	DBAB	Sell	41,018	53,331	1/07/13	1,301	-
Unrealized appreciation (depreciation)						84,499	(27,827)
Net unrealized appreciation (depreciation)						$ 56,672	

Abbreviations

Counterparty

BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
JPHQ - JPMorgan Chase Bank, N.A.

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
PLN - Polish Zloty
UYU - Uruguayan Peso

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Lion Industries Corp. Bhd.	Metals & Mining	12,737,500	4,901,356
			10,618,858
Mexico 4.3%			
Grupo Herdez SAB de CV	Food Products	5,515,724	12,646,572
Nigeria 5.1%			
Access Bank Nigeria PLC	Commercial Banks	87,849,070	3,503,167
Ecobank Transnational Inc.	Commercial Banks	24,628,262	1,634,318
Guinness Nigeria PLC	Beverages	2,136,398	2,966,672
UAC of Nigeria PLC	Industrial Conglomerates	26,062,286	5,044,314
Unilever Nigeria PLC	Household Products	511,796	94,372
[a]United Bank for Africa PLC	Commercial Banks	77,110,019	1,734,087
			14,976,930
Peru 0.8%			
Intergroup Financial Services Corp.	Diversified Financial Services	72,530	2,215,066
Poland 1.5%			
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	68,808	1,590,435
Warsaw Stock Exchange	Diversified Financial Services	237,138	2,718,548
			4,308,983
Romania 0.4%			
[a,c]Impact Developer & Contractor SA	Real Estate Management & Development	12,171,000	321,966
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,090	998,152
			1,320,118
Russia 5.9%			
[a,b]Cherkizovo Group OJSC, GDR, Reg S	Food Products	147,032	1,573,242
CTC Media Inc.	Media	489,658	3,946,644
[a]Russian Sea Group OAO	Food Products	745,844	1,943,177
[a]Synergy Co.	Beverages	349,907	5,292,620
Veropharm	Pharmaceuticals	202,875	4,712,562
			17,468,245
Serbia 1.1%			
[a]AIK Banka AD	Commercial Banks	223,511	3,275,782
Singapore 0.5%			
Osim International Ltd.	Specialty Retail	1,616,000	1,530,544
Super Group Ltd.	Food Products	43,000	71,271
			1,601,815
South Korea 9.0%			
Amorepacific Group	Personal Products	26,967	7,797,208
Binggrae Co. Ltd.	Food Products	13,278	837,641
[a]CJ E&M Corp.	Media	150,680	3,498,598
HNK Machine Tool Co. Ltd.	Machinery	206,890	2,827,852
Sam Kwang Glass Industry Co. Ltd.	Containers & Packaging	76,615	3,799,468
Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	15,692	397,346
Vieworks Co. Ltd.	Health Care Equipment & Supplies	94,921	731,876
Youngone Corp.	Textiles, Apparel & Luxury Goods	238,344	6,567,763
			26,457,752
Sweden 0.8%			
Oriflame Cosmetics SA, SDR	Personal Products	68,730	2,293,136
Turkey 17.0%			
Alarko Holding AS	Industrial Conglomerates	644,448	1,457,769
[a]Anadolu Cam Sanayii AS	Containers & Packaging	6,741,266	9,842,897
[a]Anel Elektrik Proje Taahhut ve Ticaret AS	Construction & Engineering	1,245,933	1,515,985
IS Yatirim Menkul Degerler AS	Capital Markets	4,156,692	3,609,317
Koza Altin Isletmeleri AS	Metals & Mining	177,523	3,436,372
Pinar Sut Mamulleri Sanayii AS	Food Products	1,189,257	9,931,852
[c]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	16,693,205	7,478,290
Selcuk Ecza Deposu Ticaret ve Sanayi AS	Pharmaceuticals	3,052,746	3,022,187

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $11,266,687, representing 3.82% of net assets.
cSee Note 5 regarding holdings of 5% voting securities.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	520,310	1,104,195
			8,041,612
Nigeria 9.4%			
Ecobank Transnational Inc.	Commercial Banks	48,621,703	3,226,510
First Bank of Nigeria PLC	Commercial Banks	160,771,057	10,777,341
Guinness Nigeria PLC	Beverages	5,357,250	7,439,253
Nestle Nigeria PLC	Food Products	149	410
Nigerian Breweries PLC	Beverages	2,442,816	1,527,229
[b]Oando PLC	Oil, Gas & Consumable Fuels	13,535,772	1,117,793
UAC of Nigeria PLC	Industrial Conglomerates	22,240,580	4,304,628
[b]United Bank for Africa PLC	Commercial Banks	190,363,254	4,280,980
Zenith Bank PLC	Commercial Banks	135,046,860	11,409,489
			44,083,633
Oman 2.5%			
Bank Muscat SAOG	Commercial Banks	7,771,572	11,869,310
Pakistan 1.2%			
Fauji Fertilizer Co. Ltd.	Chemicals	3,932,937	4,591,543
Indus Motor Co. Ltd.	Automobiles	414,750	1,077,956
			5,669,499
Panama 3.6%			
Cable & Wireless Communications PLC	Diversified Telecommunication Services	11,594,317	5,384,224
Copa Holdings SA	Airlines	141,001	11,629,762
			17,013,986
Peru 3.4%			
Compania de Minas Buenaventura SA, ADR	Metals & Mining	119,230	4,528,356
Credicorp Ltd.	Commercial Banks	70,700	8,900,423
Intergroup Financial Services Corp.	Diversified Financial Services	76,030	2,321,956
			15,750,735
Qatar 8.1%			
Commercial Bank of Qatar QSC	Commercial Banks	491,695	9,237,006
Industries Qatar QSC	Industrial Conglomerates	316,200	10,855,534
Qatar Electricity & Water Co.	Multi-Utilities	69,898	2,547,504
Qatar Telecom QSC	Diversified Telecommunication Services	547,123	15,552,659
			38,192,703
Romania 2.5%			
BRD-Groupe Societe Generale	Commercial Banks	2,300,410	5,804,027
OMV Petrom SA	Oil, Gas & Consumable Fuels	41,209,500	4,395,712
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	213,392	1,419,133
Vimetco NV, GDR	Metals & Mining	346,800	138,720
			11,757,592
South Africa 4.1%			
MTN Group Ltd.	Wireless Telecommunication Services	1,104,600	19,052,777
South Korea 2.1%			
Youngone Corp.	Textiles, Apparel & Luxury Goods	350,420	9,656,108
Turkmenistan 2.4%			
Dragon Oil PLC	Oil, Gas & Consumable Fuels	1,340,290	11,360,456
Ukraine 1.2%			
[b]Agroton Public Ltd.	Food Products	452,496	1,059,487
[a,b]MHP SA, GDR, Reg S	Food Products	375,888	4,264,449
[a,b]Sintal Agriculture Ltd., GDR, Reg S	Food Products	166,847	191,101
			5,515,037
United Arab Emirates 5.1%			
Agthia Group PJSC	Food Products	4,456,988	2,426,860
Aramex Co.	Air Freight & Logistics	13,426,227	6,360,282
[b]Depa Ltd.	Commercial Services & Supplies	3,072,980	1,226,119

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $15,946,250, representing 3.40% of net assets.

Templeton Global Investment Trust
Statement of Investments, June 30, 2012 (unaudited) (continued)
bNon-income producing.
cA portion or all of the security purchased on a delayed delivery basis.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Currency

OMR - Omani Rial

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mexico 0.1%			
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000	1,077,000
Netherlands 0.1%			
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Media	1,100,000 EUR	1,375,176
Russia 0.9%			
[f]Gaz Capital SA (OJSC Gazprom), loan participation, senior bond, 144A, 7.51%,7/31/13	Oil, Gas & Consumable Fuels	6,600,000	6,966,300
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000	2,201,780
			9,168,080
South Africa 0.2%			
[f,g]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 6.162%, 6/15/15	Specialty Retail	500,000 EUR	542,322
[f,g]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 3.912%, 6/15/14	Specialty Retail	800,000 EUR	924,729
			1,467,051
Spain 0.1%			
Grifols Inc., senior note, 8.25%, 2/01/18	Pharmaceuticals	1,100,000	1,188,000
Switzerland 0.0%[†]			
[c,f,g]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Oil, Gas & Consumable Fuels	500,000	62,500
United Kingdom 0.4%			
[f]Ceva Group PLC, senior secured note, 144A,			
11.625%, 10/01/16	Air Freight & Logistics	200,000	209,500
11.50%, 4/01/18	Air Freight & Logistics	900,000	834,750
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	884,000	850,850
[f]Ineos Group Holdings Ltd.,			
senior note, 144A, 7.875%, 2/15/16	Chemicals	400,000 EUR	441,694
senior secured note, 144A, 8.50%, 2/15/16	Chemicals	600,000	553,500
[f]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	Chemicals	700,000 EUR	785,408
			3,675,702
United States 5.9%			
Advanced Micro Devices Inc., senior note, 7.75%, 8/01/20	Semiconductors & Semiconductor Equipment	500,000	552,500
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	500,000	563,750
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	Oil, Gas & Consumable Fuels	400,000	343,000
6.25%, 6/01/21	Oil, Gas & Consumable Fuels	600,000	510,000
[f,g]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	Airlines	1,000,000	950,000
Antero Resources Finance Corp., senior note, 9.375%, 12/01/17	Oil, Gas & Consumable Fuels	1,100,000	1,221,000
Arch Coal Inc., senior note,			
7.00%, 6/15/19	Oil, Gas & Consumable Fuels	200,000	170,000
7.25%, 6/15/21	Oil, Gas & Consumable Fuels	300,000	252,750
[f]Calpine Corp., senior secured note, 144A, 7.875%,			
7/31/20	Independent Power Producers & Energy Traders	300,000	332,250
1/15/23	Independent Power Producers & Energy Traders	900,000	985,500
Case New Holland Inc., senior note, 7.875%, 12/01/17	Machinery	1,100,000	1,276,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 8.125%, 4/30/20	Media	1,200,000	1,344,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	Oil, Gas & Consumable Fuels	50,000	51,812
6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000	1,194,000
CIT Group Inc., senior note,			
5.375%, 5/15/20	Commercial Banks	400,000	408,250
[f]144A, 7.00%, 5/02/17	Commercial Banks	575,866	577,666
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	Media	1,000,000	875,000
[f]Clear Channel Worldwide Holdings Inc., senior sub. note, 144A, 7.625%, 3/15/20	Media	300,000	294,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication Services	1,200,000	1,152,000
Dean Foods Co., senior note, 9.75%, 12/15/18	Food Products	400,000	448,000

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,				
[f]144A, 11.50%, 10/01/20	Independent Power Producers & Energy Traders	1,300,000		893,750
B, 15.00%, 4/01/21	Independent Power Producers & Energy Traders	355,000		122,475
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Commercial Services & Supplies	1,200,000		1,269,000
[f]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000		1,242,000
West Corp., senior note, 7.875%, 1/15/19	IT Services	1,200,000		1,260,000
				61,049,297
Total Corporate Bonds and Notes (Cost $98,300,236)				97,371,694
[j]Senior Floating Rate Interests 1.8%				
Luxembourg 0.0%[†]				
August Luxuk Holding Co., Lux, Second Lien, 10.50%, 4/27/19	Auto Components	103,000		103,000
Netherlands 0.1%				
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	1,023,887		1,008,529
United States 1.7%				
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	Containers & Packaging	3,158,900		3,154,951
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	Diversified Financial Services	476,900		489,121
Atlantic Broadband Finance LLC, Second Lien Term Loan, 9.75%, 10/04/19	Media	502,000		498,026
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	Auto Components	79,300		79,300
BJ's Wholesale Club Inc., Second Lien Term Loan, 10.00%, 3/30/19	Specialty Retail	1,149,753		1,185,683
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	286,812		283,944
Clear Channel Communications Inc.,				
Tranche A Term Loan, 3.645%, 5/13/14	Media	410,614		373,915
Tranche B Term Loan, 3.895%, 1/29/16	Media	970,741		774,621
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	Containers & Packaging	374,574		373,170
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	817,344		812,236
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	Air Freight & Logistics	282,410		244,990
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	Media	197,156		197,649
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	Chemicals	55,278		55,865
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	Media	64,180		28,464
Revel AC Inc., Tranche B Loan, 9.00%, 2/17/17	Hotels, Restaurants & Leisure	150,465		129,400
Road Infrastructure Investment LLC, Second Lien Term Loan, 10.25%, 9/30/18	Chemicals	1,084,700		1,081,988
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802		253,092
[b,k]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	Household Durables	239,339		239,339
[c,k]Turtle Bay Holdings LLC,				
Term Loan A, PIK, 10.25%, 3/01/13	Hotels, Restaurants & Leisure	1,722,736		1,679,667
Term Loan B, PIK, 3.00%, 2/09/15	Hotels, Restaurants & Leisure	3,420,577		2,753,564
Univision Communications Inc., Extended First Lien Term Loan, 4.495%, 3/31/17	Media	1,744,115		1,647,645
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000		441,780
				16,778,410
Total Senior Floating Rate Interests (Cost $17,927,201)				17,889,939
Foreign Government and Agency Securities 15.4%				
Argentina 0.2%				
[l,k]Government of Argentina, senior bond, FRN, 0.785%, 8/03/12		19,985,000		2,407,495
Australia 0.7%				
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17		5,040,000	AUD	5,675,926
Queensland Treasury Corp., 6.00%, 8/14/13		1,072,000	AUD	1,132,694
				6,808,620
Brazil 4.5%				
Nota Do Tesouro Nacional,				
10.00%, 1/01/14		5,000[f]	BRL	2,556,804
10.00%, 1/01/17		11,425[f]	BRL	5,840,340
[m]Index Linked, 6.00%, 5/15/15		8,845[f]	BRL	10,128,922
[m]Index Linked, 6.00%, 8/15/16		3,120[f]	BRL	3,613,912
[m]Index Linked, 6.00%, 8/15/18		2,955[f]	BRL	3,467,279

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[m]Index Linked, 6.00%, 5/15/45	15,735[l]	BRL	20,667,800
			46,275,057
El Salvador 0.0%[†]			
[f]Government of El Salvador, 144A, 7.65%, 6/15/35	100,000		105,729
Indonesia 3.2%			
Government of Indonesia,			
FR19, 14.25%, 6/15/13	10,805,000,000	IDR	1,254,231
FR20, 14.275%, 12/15/13	2,615,000,000	IDR	315,522
FR23, 11.00%, 12/15/12	100,000,000	IDR	10,965
FR26, 11.00%, 10/15/14	980,000,000	IDR	117,743
FR27, 9.50%, 6/15/15	4,937,000,000	IDR	588,043
FR28, 10.00%, 7/15/17	4,156,000,000	IDR	528,787
FR31, 11.00%, 11/15/20	15,000,000,000	IDR	2,109,406
FR34, 12.80%, 6/15/21	24,487,000,000	IDR	3,792,649
FR35, 12.90%, 6/15/22	10,410,000,000	IDR	1,642,425
FR36, 11.50%, 9/15/19	7,315,000,000	IDR	1,028,119
FR37, 12.00%, 9/15/26	3,350,000,000	IDR	528,908
FR39, 11.75%, 8/15/23	20,415,000,000	IDR	3,068,532
FR40, 11.00%, 9/15/25	23,000,000,000	IDR	3,375,190
FR42, 10.25%, 7/15/27	95,460,000,000	IDR	13,542,767
FR43, 10.25%, 7/15/22	3,500,000,000	IDR	478,717
FR44, 10.00%, 9/15/24	3,080,000,000	IDR	420,028
FR45, 9.75%, 5/15/37	1,750,000,000	IDR	242,714
			33,044,746
Malaysia 0.4%			
Government of Malaysia, senior bond,			
2.509%, 8/27/12	11,675,000	MYR	3,679,623
3.702%, 2/25/13	445,000	MYR	141,007
3.70%, 5/15/13	45,000	MYR	14,282
3.21%, 5/31/13	495,000	MYR	156,466
3.461%, 7/31/13	680,000	MYR	215,593
8.00%, 10/30/13	80,000	MYR	26,869
5.094%, 4/30/14	330,000	MYR	107,962
			4,341,802
Mexico 2.1%			
Government of Mexico,			
9.00%, 6/20/13	1,606,800[n]	MXN	12,544,201
8.00%, 12/19/13	1,177,100[n]	MXN	9,251,692
			21,795,893
Peru 0.3%			
Government of Peru, 7.84%, 8/12/20	6,988,000	PEN	3,108,670
Poland 1.3%			
Government of Poland,			
5.75%, 4/25/14	14,635,000	PLN	4,481,439
6.25%, 10/24/15	13,260,000	PLN	4,177,698
5.75%, 9/23/22	12,900,000	PLN	4,043,714
			12,702,851
Russia 0.2%			
[i]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	1,795,150		2,155,526
South Korea 2.0%			
Korea Monetary Stabilization Bond,			
senior bond, 3.76%, 6/02/13	2,962,870,000	KRW	2,606,956
senior bond, 3.90%, 8/02/13	1,983,730,000	KRW	1,749,691
senior bond, 3.59%, 10/02/13	390,710,000	KRW	343,584
senior bond, 3.48%, 12/02/13	669,820,000	KRW	588,412
senior bond, 3.47%, 2/02/14	8,591,020,000	KRW	7,547,982
senior bond, 3.59%, 4/02/14	1,353,630,000	KRW	1,202,637
senior note, 3.28%, 6/02/14	1,604,830,000	KRW	1,406,357
Korea Treasury Bond,			
senior bond, 3.75%, 6/10/13	994,000,000	KRW	874,734

†Rounds to less than 0.1% of net assets.
*The Principle amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $387,520, representing 0.04% of net assets.
cAt June 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSee Note 6 regarding investment in FT Holdings Corporation IV.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Templeton Global Investment Trust
Statement of Investments, June 30, 2012 (unaudited) (continued)
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2012, the aggregate value of these securities was $82,593,499, representing 8.04% of net assets.
gDefaulted security or security for which income has been deemed uncollectible.
hIncome may be received in additional securities and/or cash.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $7,378,384, representing 0.72% of net assets.
jThe coupon rate shown represents the rate at period end.
kThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity is adjusted for inflation.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pThe security is traded on a discount basis with no stated coupon rate.

At June 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	25,719,000	551,942		7/11/12	$ -	$ (89,835)
Indian Rupee	JPHQ	Buy	41,367,000	891,601		7/12/12	-	(148,502)
Indian Rupee	DBAB	Buy	12,995,000	278,939		7/12/12	-	(45,502)
Malaysian Ringgit	DBAB	Buy	2,846,638	932,254		7/12/12	-	(35,224)
Malaysian Ringgit	DBAB	Sell	2,846,638	949,132		7/12/12	52,102	-
Malaysian Ringgit	DBAB	Buy	3,220,000	1,056,812		7/13/12	-	(42,200)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,583,897		7/18/12	-	(105,271)
Malaysian Ringgit	DBAB	Buy	12,411,000	4,063,052		7/20/12	-	(154,310)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,974,619		7/25/12	-	(223,189)
Malaysian Ringgit	JPHQ	Buy	15,868,000	5,263,367		7/27/12	-	(268,331)
South Korean Won	HSBC	Buy	13,960,588,400	12,847,955		8/09/12	-	(651,716)
Japanese Yen	UBSW	Sell	257,607,000	3,377,124		8/20/12	154,222	-
Japanese Yen	JPHQ	Sell	128,008,000	1,674,511		8/20/12	73,013	-
Japanese Yen	DBAB	Sell	156,815,000	2,052,525		8/20/12	90,625	-
Japanese Yen	HSBC	Sell	547,340,000	7,181,921		8/20/12	334,192	-
Japanese Yen	BZWS	Sell	127,736,000	1,677,867		8/22/12	79,727	-
Japanese Yen	MSCO	Sell	100,400,000	1,318,728		8/22/12	62,596	-
Japanese Yen	DBAB	Sell	127,899,000	1,679,809		8/22/12	79,630	-
Japanese Yen	FBCO	Sell	253,342,000	3,329,505		8/23/12	159,830	-
Japanese Yen	CITI	Sell	255,214,000	3,359,847		8/23/12	166,751	-
Japanese Yen	DBAB	Sell	126,234,000	1,664,555		8/23/12	85,185	-
Japanese Yen	JPHQ	Sell	254,671,000	3,338,415		8/24/12	152,068	-
Euro	BZWS	Sell	587,300	844,596		8/27/12	100,886	-
Euro	UBSW	Sell	2,984,696	4,293,843		8/27/12	514,261	-
Japanese Yen	BZWS	Sell	366,311,000	4,803,134		8/27/12	219,798	-
Japanese Yen	DBAB	Sell	228,669,000	3,009,119		8/27/12	147,980	-
Japanese Yen	UBSW	Sell	312,386,000	4,108,585		8/27/12	199,967	-
Japanese Yen	JPHQ	Sell	227,544,000	2,992,032		8/27/12	144,969	-
Japanese Yen	HSBC	Sell	420,281,000	5,513,690		8/27/12	255,074	-
Swedish Krona	UBSW	Buy	4,000,000	433,863	EUR	8/27/12	27,518	-
Euro	JPHQ	Sell	1,685,713	2,423,786		8/29/12	289,086	-

Japanese Yen	BZWS	Sell	302,200,000	3,965,879	8/30/12	184,557	-
Japanese Yen	JPHQ	Sell	126,519,000	1,658,070	8/31/12	74,961	-
Indian Rupee	DBAB	Buy	49,615,000	868,291	9/04/12	13,013	-
Indian Rupee	HSBC	Buy	57,335,000	995,529	9/04/12	22,904	-
Indian Rupee	DBAB	Buy	36,546,000	645,558	9/07/12	3,264	-
Indian Rupee	HSBC	Buy	9,755,000	172,454	9/10/12	642	-
Indian Rupee	DBAB	Buy	9,894,000	176,065	9/11/12	-	(534)
Indian Rupee	HSBC	Buy	24,630,000	437,762	9/13/12	-	(947)
Indian Rupee	DBAB	Buy	24,766,000	435,684	9/18/12	3,162	-
Indian Rupee	DBAB	Buy	22,559,000	398,435	9/20/12	1,165	-
Indian Rupee	JPHQ	Buy	25,600,000	449,766	9/24/12	3,387	-
Philippine Peso	DBAB	Buy	99,945,000	2,246,207	9/24/12	121,765	-
Indian Rupee	DBAB	Buy	38,739,000	673,748	9/25/12	11,863	-
Indian Rupee	HSBC	Buy	26,015,000	451,461	9/27/12	8,798	-
Japanese Yen	JPHQ	Sell	59,426,000	782,951	9/28/12	39,086	-
Philippine Peso	DBAB	Buy	65,600,000	1,506,315	10/04/12	46,891	-
Philippine Peso	HSBC	Buy	52,620,000	1,193,712	10/04/12	52,168	-
Philippine Peso	DBAB	Buy	78,431,000	1,800,941	10/05/12	55,936	-
Philippine Peso	HSBC	Buy	78,450,000	1,768,445	10/05/12	88,882	-
Polish Zloty	DBAB	Buy	8,156,625	1,812,181 EUR	10/05/12	124,196	-
Philippine Peso	DBAB	Buy	64,384,000	1,479,242	10/09/12	44,652	-
Philippine Peso	JPHQ	Buy	20,719,000	474,989	10/09/12	15,406	-
Swedish Krona	UBSW	Buy	57,125,412	6,147,806 EUR	10/09/12	439,313	-
Philippine Peso	DBAB	Buy	51,520,000	1,183,552	10/11/12	35,700	-
Philippine Peso	JPHQ	Buy	25,704,000	589,271	10/11/12	19,029	-
Philippine Peso	HSBC	Buy	77,389,000	1,779,426	10/11/12	52,031	-
Philippine Peso	DBAB	Buy	15,341,000	351,455	10/12/12	11,574	-
Philippine Peso	JPHQ	Buy	36,056,000	833,665	10/12/12	19,563	-
Philippine Peso	JPHQ	Buy	62,743,000	1,439,199	10/15/12	45,245	-
Philippine Peso	HSBC	Buy	25,578,000	586,181	10/15/12	18,972	-
Euro	HSBC	Sell	5,173,000	7,104,011	10/17/12	549,395	-
Philippine Peso	DBAB	Buy	13,962,000	319,716	10/19/12	10,522	-
Philippine Peso	HSBC	Buy	50,025,000	1,160,108	10/19/12	23,116	-
Philippine Peso	DBAB	Buy	55,813,000	1,278,355	10/22/12	41,499	-
Philippine Peso	JPHQ	Buy	28,025,000	645,291	10/22/12	17,438	-
Philippine Peso	JPHQ	Buy	50,004,000	1,161,776	10/29/12	20,144	-
Euro	DBAB	Sell	76,597	107,987	10/31/12	10,914	-
Euro	DBAB	Sell	84,184	117,095	11/02/12	10,404	-
Japanese Yen	DBAB	Sell	166,350,000	2,178,411	11/16/12	94,312	-
Euro	UBSW	Sell	592,176	804,708	11/19/12	54,038	-
Japanese Yen	JPHQ	Sell	83,068,000	1,087,206	11/19/12	46,442	-
Japanese Yen	HSBC	Sell	43,408,000	568,689	11/19/12	24,827	-
Japanese Yen	UBSW	Sell	66,358,000	870,269	11/19/12	38,865	-
Japanese Yen	BZWS	Sell	205,908,000	2,702,205	11/19/12	122,370	-
Japanese Yen	BZWS	Sell	231,295,000	3,039,356	11/21/12	141,343	-
Australian Dollar	DBAB	Buy	4,625,000	4,588,416	12/10/12	77,566	-
Euro	DBAB	Sell	183,617	246,323	12/10/12	13,495	-
Australian Dollar	BZWS	Buy	2,567,000	2,574,444	12/12/12	14,871	-
British Pound	DBAB	Sell	200,000	307,480	12/17/12	-	(5,705)
British Pound	DBAB	Buy	200,000	318,200	12/17/12	-	(5,015)
Euro	DBAB	Sell	292,125	383,823	12/17/12	13,372	-
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,458,312	12/17/12	45,455	-

Templeton Global Investment Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Euro	DBAB	Sell	79,650	101,753	1/03/13	723	-
Japanese Yen	DBAB	Sell	160,839,000	2,115,579	1/07/13	98,664	-
Japanese Yen	CITI	Sell	63,300,000	829,729	1/10/13	35,907	-
Malaysian Ringgit	HSBC	Buy	2,848,623	891,951	1/10/13	-	(1,223)
Japanese Yen	UBSW	Sell	63,290,000	829,217	1/11/13	35,507	-
Japanese Yen	BZWS	Sell	126,590,000	1,659,761	1/11/13	72,215	-
Japanese Yen	HSBC	Sell	209,990,000	2,747,145	1/15/13	113,506	-
Japanese Yen	DBAB	Sell	63,500,000	832,023	1/15/13	35,623	-
Japanese Yen	BZWS	Sell	145,330,000	1,901,105	1/15/13	78,415	-
Japanese Yen	UBSW	Sell	115,600,000	1,511,269	1/15/13	61,444	-
Euro	DBAB	Sell	84,250	110,081	1/17/13	3,195	-
Philippine Peso	DBAB	Buy	13,793,000	314,923	1/22/13	9,397	-
Philippine Peso	JPHQ	Buy	55,049,000	1,258,320	1/22/13	36,067	-
Chilean Peso	DBAB	Buy	844,670,000	1,657,678	1/24/13	-	(13,722)
Chilean Peso	DBAB	Buy	1,198,110,000	2,361,472	1/25/13	-	(29,838)
Chilean Peso	DBAB	Buy	746,020,000	1,474,231	1/28/13	-	(22,802)
Euro	DBAB	Sell	1,986,614	2,582,163	1/28/13	61,392	-
Japanese Yen	BZWS	Sell	291,270,000	3,772,439	1/28/13	118,566	-
Japanese Yen	DBAB	Sell	242,274,032	3,133,921	1/28/13	94,684	-
Japanese Yen	UBSW	Sell	254,830,000	3,295,145	1/28/13	98,398	-
Japanese Yen	HSBC	Sell	313,645,839	4,054,000	1/28/13	119,431	-
Philippine Peso	HSBC	Buy	50,025,000	1,153,873	1/28/13	22,052	-
Chilean Peso	DBAB	Buy	241,010,000	476,286	1/29/13	-	(7,428)
Chilean Peso	JPHQ	Buy	256,050,000	504,781	1/30/13	-	(6,710)
Chilean Peso	DBAB	Buy	482,020,000	943,749	1/30/13	-	(6,119)
Swedish Krona	DBAB	Buy	1,850,000	205,077 EUR	1/30/13	5,374	-
Chilean Peso	DBAB	Buy	449,800,000	879,374	1/31/13	-	(4,498)
Euro	DBAB	Sell	2,427,000	3,188,835	1/31/13	109,136	-
Indian Rupee	JPHQ	Buy	25,080,000	483,901	2/06/13	-	(48,818)
Euro	DBAB	Sell	288,563	381,249	2/14/13	15,009	-
Chilean Peso	DBAB	Buy	401,200,000	806,400	2/15/13	-	(27,113)
Malaysian Ringgit	HSBC	Buy	5,278,000	1,713,303	2/19/13	-	(64,497)
Chilean Peso	CITI	Buy	866,360,000	1,739,329	2/25/13	-	(58,046)
Chilean Peso	DBAB	Buy	195,280,000	389,392	2/25/13	-	(10,426)
Chilean Peso	DBAB	Buy	301,900,000	597,774	2/26/13	-	(11,951)
Chilean Peso	DBAB	Buy	494,720,000	983,343	2/28/13	-	(23,536)
Chilean Peso	DBAB	Buy	401,810,000	802,657	3/04/13	-	(23,386)
Chilean Peso	DBAB	Buy	401,810,000	808,064	3/06/13	-	(28,935)
Chilean Peso	DBAB	Buy	503,570,000	1,012,812	3/07/13	-	(36,453)
Chilean Peso	DBAB	Buy	500,540,000	997,092	3/08/13	-	(26,696)
Swedish Krona	DBAB	Buy	41,000,000	4,542,936 EUR	3/12/13	111,803	-
Chilean Peso	DBAB	Buy	486,980,000	955,800	3/13/13	-	(12,119)
Chilean Peso	DBAB	Buy	985,820,000	1,949,802	3/18/13	-	(40,322)
Chilean Peso	DBAB	Buy	474,950,000	938,266	3/29/13	-	(19,215)
Chilean Peso	DBAB	Buy	504,600,000	993,112	4/03/13	-	(17,107)
Indian Rupee	DBAB	Buy	36,463,000	671,306	4/12/13	-	(44,463)
Chilean Peso	MSCO	Buy	758,240,000	1,494,805	4/15/13	-	(29,717)
Indian Rupee	DBAB	Buy	78,190,000	1,429,773	4/15/13	-	(86,129)
Indian Rupee	JPHQ	Buy	52,519,000	963,263	4/16/13	-	(60,878)
Indian Rupee	JPHQ	Buy	51,553,000	942,313	4/18/13	-	(56,762)
Chilean Peso	MSCO	Buy	679,390,000	1,340,549	4/19/13	-	(28,267)
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,408,059	4/19/13	-	(40,790)

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the OTC market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

4. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Templeton Emerging Markets Small Cap Fund	Templeton Frontier Markets Fund	Templeton Global Balanced Fund
Cost of investments	$ 330,908,883	$ 495,915,332	$ 1,049,856,268
Unrealized appreciation	$ 39,037,960	$ 30,634,250	$ 99,957,434
Unrealized depreciation	(77,728,056)	(57,986,281)	(136,613,378)
Net unrealized appreciation (depreciation)	$ (38,690,096)	$ (27,352,031)	$ (36,655,944)

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton Emerging Small Cap Fund for the three months ended June 30, 2012, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Templeton Emerging Markets Small Cap Fund							
Non-Controlled Affiliates							
Impact Developer & Contractor SA	12,171,000	-	-	12,171,000	$ 321,966	$ -	$ -
Reysas Gayrimenkul Yatirim Ortakligi AS	14,936,027	1,757,178	-	16,693,205	7,478,290	-	-
Total Affiliated Securities (2.65% of Net Assets)					$ 7,800,256	$ -	$ -

6. FT HOLDINGS CORPORATION IV (FT Subsidiary)

The Templeton Global Balanced Fund invests in certain securities through its investment in FT Subsidiary, a Delaware Corporation and a wholly-owned subsidiary of the fund. The FT Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At June 30, 2012, all FT Subsidiary investments are reflected in the fund's Statement of Investments.

7. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of the inputs used as of June 30, 2012, in valuing the Funds’assets and liabilities carried at fair value, is as follows:

Templeton Frontier Markets Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Argentina	$ 4,297,750	$ 1,105,891	$ -	$ 5,403,641
Kuwait	-	8,770,863	-	8,770,863
Malawi	-	702,608	-	702,608
All Other Equity Investments[a]	401,395,315	-	-	401,395,315
Participatory Notes	-	20,893,540	-	20,893,540
Convertible Bonds	-	430	-	430
Short Term Investments	31,396,904	-	-	31,396,904
Total Investments in Securities	$ 437,089,969	$ 31,473,332	$ -	$ 468,563,301

Templeton Global Balanced Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
United States	$ 202,646,579	$ 1,429,099	$ 148,181	$ 204,223,859
All Other Equity Investments[a]	419,959,136	-	-	419,959,136
Equity-Linked Securities	-	40,925,065	-	40,925,065
Corporate Bonds and Notes	-	97,371,694	-	97,371,694
Senior Floating Rate Interests	-	17,650,600	239,339	17,889,939
Foreign Government and Agency Securities	-	158,350,402	-	158,350,402
Municipal Bonds	-	2,214,163	-	2,214,163
Short Term Investments	56,919,542	15,346,524	-	72,266,066
Total Investments in Securities	$ 679,525,257	$ 333,287,547	$ 387,520	$ 1,013,200,324
Forward Exchange Contracts	$ -	$ 10,423,206	$ -	$ 10,423,206
Liabilities:				
Forward Exchange Contracts	-	2,981,374	-	2,981,374

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity investments.

A reconciliation of assets in which Level 3 inputs are used in determining a fund's fair value is presented when there are significant Level 3 investments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the
Securities Exchange Act of 1934 and the Investment Company Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of
Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of
Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief
Accounting Officer.